Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 3,014	£ 1,659
Adjustments for non-cash items	(297)	2,716
Changes in operating assets and liabilities	467	(2,799)
Corporate income tax paid	(260)	(172)
Net cash from operating activities	2,924	1,404
Net cash from investing activities	(17,075)	(7,332)
Net cash from financing activities	(610)	(4,300)
Effect of exchange rates on cash and cash equivalents	652	403
Net decrease in cash and cash equivalents	(14,109)	(9,825)
Cash and cash equivalents at beginning of the period	211,166	204,612
Cash and cash equivalents at end of period	£ 197,057	£ 194,787